Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Total	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Inc. (Loss)	Noncontrolling Interests
Beginning Balance, shares at Dec. 31, 2013			201,000
Beginning Balance at Dec. 31, 2013	$ 2,286	$ 2,246		$ 859	$ 1,080	$ 307	$ 40
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	232	231			231		1
Other comprehensive income (loss)	162	162				162	0
Capital contributions from parent	10	10		10
Dividends	(200)	(200)			(200)
Other	2	1		1	0		1
Ending Balance, shares at Dec. 31, 2014			201,000
Ending Balance at Dec. 31, 2014	2,492	2,450		870	1,111	469	42
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	211	205			205		6
Other comprehensive income (loss)	(277)	(277)				(277)	0
Capital contributions from parent	24	24		24
Dividends	(110)	(110)			(110)
Other	$ 8	1		1	0	0	7
Ending Balance, shares at Dec. 31, 2015	201,000		201,000
Ending Balance at Dec. 31, 2015	$ 2,348	2,293		895	1,206	192	55
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	240	236			236		4
Other comprehensive income (loss)	74	74				74	0
Capital contributions from parent	45	45		45
Dividends	(140)	(140)			(140)
Other	$ 0	1		1			(1)
Ending Balance, shares at Dec. 31, 2016	201,000		201,000
Ending Balance at Dec. 31, 2016	$ 2,567	2,509		941	1,302	266	58
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	200	194			194		6
Other comprehensive income (loss)	208	208				208	0
Capital contributions from parent	10	10		10
Dividends	(135)	(135)			(135)
Other	$ (17)						(17)
Ending Balance, shares at Sep. 30, 2017	201,000		201,000
Ending Balance at Sep. 30, 2017	$ 2,833	$ 2,786		$ 951	$ 1,361	$ 474	$ 47